Annual Fund Operating Expenses - Invesco New York AMT-Free Municipal Bond ETF - ETF	Dec. 17, 2021
Operating Expenses:
Management Fees	0.28%
Other Expenses	none
Total Annual Fund Operating Expenses	0.28%